Federated Hermes Municipal Bond Fund, Inc.
Portfolio of Investments
December 31, 2024 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—98.6%
		Alabama—1.2%
$3,000,000	[1]	Black Belt Energy Gas District, AL, Gas Project Revenue Bonds (Series 2022B-2) FRNs, (Goldman Sachs Group, Inc. GTD), 4.270% (SIFMA 7-day +0.650%), Mandatory Tender 10/1/2027	$ 2,900,290
		Arizona—2.8%
1,000,000		Arizona State IDA (Equitable School Revolving Fund), National Charter School Revolving Loan Fund Revenue Bonds (Series 2019A), 5.000%, 11/1/2044	1,033,302
500,000		Arizona State IDA (Phoenix Children’s Hospital), Hospital Revenue Bonds (Series 2020A), 4.000%, 2/1/2050	463,635
2,000,000		Chandler, AZ IDA (Intel Corp.), Industrial Development Revenue Bonds (Series 2022-2), 5.000%, Mandatory Tender 9/1/2027	2,039,065
2,000,000		Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2023A), 5.000%, 1/1/2050	2,132,423
1,000,000		Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2038	1,043,288
		TOTAL	6,711,713
		California—6.8%
1,500,000		Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2023F-1), 5.000%, 4/1/2054	1,622,890
1,500,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A) FRNs, 4.870% (SIFMA 7-day +1.250%), Mandatory Tender 4/1/2027	1,507,117
300,000		Burbank-Glendale-Pasadena, CA Airport Authority, Airport Senior Revenue Bonds (Series 2024B), 5.250%, 7/1/2049	319,059
2,000,000		California Health Facilities Financing Authority (Providence St. Joseph Health), Revenue Bonds (Series 2014B), 5.000%, 10/1/2044	2,003,964
335,000	[2]	California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2056	302,146
935,000		California State, Various Purpose UT GO Bonds, 5.000%, 9/1/2052	1,007,923
1,000,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Subordinate Refunding Revenue Bonds (Series 2021D), 5.000%, 5/15/2046	1,036,469
1,000,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Subordinate Revenue Bonds (Series 2018A), 5.000%, 5/15/2044	1,018,991
1,400,000		Los Angeles, CA Department of Water & Power (Los Angeles, CA Department of Water & Power (Electric/Power System)), Power System Revenue Bonds (Series 2022C), 5.000%, 7/1/2042	1,543,063
2,000,000		Los Angeles, CA Unified School District, UT GO Bonds (Series QRR 2022), 5.250%, 7/1/2047	2,224,047
1,085,000		San Diego County, CA Regional Airport Authority, Subordinate Airport Revenue Refunding Bonds (Series 2020B), 5.000%, 7/1/2037	1,125,350
1,500,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Refunding Bonds (Series 2023A), 5.000%, 5/1/2038	1,607,221
1,000,000		San Francisco, CA City and County, GO Refunding Bonds (Series 2022-R1), 5.000%, 6/15/2031	1,137,891
		TOTAL	16,456,131
		Colorado—4.5%
2,000,000		Cherry Creek, CO School District No. 5, UT GO Bonds (Series 2024), 5.250%, 12/15/2043	2,262,576
1,000,000		Colorado Health Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2019A-1), 4.000%, 8/1/2037	989,629
1,000,000		Colorado Health Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2019A-1), 5.000%, 8/1/2036	1,049,955
2,295,000		Colorado St COPs. COPs Series A, Rural Colorado Certificates of Participation (Series 2022), 6.000%, 12/15/2041	2,674,859
1,000,000		Colorado State Health Facilities Authority (Intermountain Healthcare Obligated Group), Revenue Bonds (Series 2022A), 4.000%, 5/15/2052	956,522
1,000,000		Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Senior Revenue Bonds (Series 2022A), (Original Issue Yield: 4.390%), 4.125%, 11/15/2047	961,413
2,000,000		Denver, CO Convention Center Hotel Authority, Senior Revenue Refunding Bonds (Series 2016), 5.000%, 12/1/2027	2,044,359
		TOTAL	10,939,313
		Connecticut—1.0%
1,000,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.000%, 10/1/2036	1,052,545

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Connecticut—continued
$ 750,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 4.000%, 5/1/2036	$ 769,682
600,000		Connecticut State, UT GO Refunding Bonds (Series 2022D), 5.000%, 9/15/2031	670,084
		TOTAL	2,492,311
		District of Columbia—3.9%
1,200,000		District of Columbia (District of Columbia International School), Revenue Bonds (Series 2019), 5.000%, 7/1/2049	1,209,706
2,085,000		District of Columbia (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2046	2,086,512
15,000		District of Columbia (Georgetown University), University Refunding Revenue Bonds (Series 2017), (United States Treasury PRF 4/1/2027@100), 5.000%, 4/1/2036	15,667
985,000		District of Columbia (Georgetown University), University Refunding Revenue Bonds (Series 2017), 5.000%, 4/1/2036	1,006,663
2,500,000		District of Columbia (KIPP DC), Refunding Revenue Bonds (Series 2017A), 5.000%, 7/1/2048	2,520,032
1,545,000		District of Columbia Income Tax Revenue, Income Tax Secured Revenue Bonds (Series 2019A), 5.000%, 3/1/2044	1,622,662
1,000,000		Washington Metropolitan Area Transit Authority, Dedicated Revenue Ronds (Series 2024A), 5.000%, 7/15/2054	1,062,220
		TOTAL	9,523,462
		Florida—5.3%
1,000,000		Central Florida Expressway Authority, Senior Lien Revenue Bonds (Series 2024B), (Assured Guaranty Inc. INS), 5.000%, 7/1/2035	1,126,103
1,000,000	[2]	Florida Development Finance Corp. (Glenridge on Palmer Ranch), Senior Living Revenue and Refunding Bonds (Series 2021), 5.000%, 6/1/2051	944,278
1,000,000		Florida State Mid-Bay Authority, First Senior Lien Revenue Bonds (Series 2015A), 5.000%, 10/1/2035	1,007,249
1,000,000		Jacksonville, FL (Brooks Rehabilitation), Health Care Facilities Revenue Bonds (Series 2020), 5.000%, 11/1/2050	1,019,998
750,000		Miami-Dade County, FL (Miami-Dade County, FL Seaport Department), Seaport Revenue Refunding Bonds (Series 2022A), 5.250%, 10/1/2052	775,791
1,000,000		Miami-Dade County, FL (Miami-Dade County, FL Water & Sewer), Water & Sewer System Revenue Bonds (Series 2024), 5.250%, 10/1/2054	1,084,404
1,425,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2024A), 5.000%, 10/1/2035	1,531,072
1,500,000		Miami-Dade County, FL HFA (Nicklaus Children’s Hospital), Hospital Revenue Refunding Bonds (Series 2017), 5.000%, 8/1/2042	1,525,162
1,210,000		Miami-Dade County, FL IDA (Doral Academy), Industrial Development Revenue Bonds (Series 2017), 5.000%, 1/15/2037	1,220,633
470,000		St. Johns County, FL IDA (Vicar’s Landing), Senior Living Revenue Bonds (Series 2021A), 4.000%, 12/15/2041	400,881
2,000,000		Tampa Bay, FL Water Utility System, Revenue Bonds (Series 2024A), 5.250%, 10/1/2054	2,196,443
		TOTAL	12,832,014
		Georgia—2.0%
1,500,000		Atlanta, GA Airport General Revenue (Atlanta, GA Department of Aviation), General Revenue Bonds (Series 2022B), 5.000%, 7/1/2047	1,552,697
2,000,000		DeKalb County, GA Water & Sewerage, Water and Sewage Revenue Bonds (Series 2022), 5.000%, 10/1/2033	2,255,470
1,000,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project M Bonds (Series 2021A), 5.000%, 1/1/2056	1,027,503
		TOTAL	4,835,670
		Illinois—6.0%
570,000		Chicago, IL Board of Education, Dedicated Capital Improvement Tax Bonds (Series 2023), 5.750%, 4/1/2048	611,876
1,000,000		Chicago, IL Board of Education, UT GO Bonds (Series 2021A), 5.000%, 12/1/2041	1,003,682
1,810,000		Chicago, IL Metropolitan Water Reclamation District, UT GO Capital Improvement Bonds (Series 2024B), 5.000%, 12/1/2040	2,011,442
2,000,000		Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Bonds (Series 2022A), 5.250%, 1/1/2053	2,068,056
310,000		Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016B), 5.000%, 1/1/2041	312,281
1,000,000		Chicago, IL Transit Authority, Sales Tax Receipt Revenue Refunding Bonds (Series 2024A), 5.000%, 12/1/2049	1,049,861
1,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2023B), (Assured Guaranty Inc. INS), 5.000%, 11/1/2035	1,089,337
2,000,000		Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2021A), 5.000%, 1/1/2046	2,132,944
1,110,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2026	1,142,370
890,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2028	928,194
1,000,000		Illinois State, UT GO Bonds (Series 2023B), 5.250%, 5/1/2039	1,081,820
1,000,000		Illinois State, UT GO Bonds (Series 2023C), 5.000%, 12/1/2042	1,064,326
		TOTAL	14,496,189

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Indiana—1.3%
$3,000,000
Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Subordinate Revenue Bonds
(Series 2023F-1), (Original Issue Yield: 5.400%), (Build America Mutual Assurance INS), 5.250%, 3/1/2067
			$ 3,187,677
		Iowa—0.9%
500,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Refunding Bonds (Series 2022), (United States Treasury PRF 12/1/2032@100), 5.000%, 12/1/2050	568,453
1,500,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Refunding Bonds (Series 2022), (United States Treasury PRF 12/1/2032@100), 5.000%, Mandatory Tender 12/1/2042	1,705,359
		TOTAL	2,273,812
		Kentucky—0.9%
2,085,000	[1]	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2022A-2) FRNs, (Morgan Stanley GTD), 4.188% (SOFR x 0.67 +1.200%), Mandatory Tender 8/1/2030	2,090,294
		Louisiana—2.7%
1,500,000		Louisiana Public Facilities Authority (Tulane University, LA), University Revenue and Refunding Bonds (Series 2023A), 5.000%, 10/15/2052	1,569,349
3,000,000		Louisiana Stadium and Exposition District, Senior Revenue Bonds (Series 2023A), 5.000%, 7/1/2048	3,154,720
1,745,000		New Orleans, LA Aviation Board (New Orleans, LA International Airport), General Airport Revenue Refunding Bonds (Series 2024B), 5.250%, 1/1/2045	1,854,997
		TOTAL	6,579,066
		Massachusetts—2.3%
250,000		Massachusetts Development Finance Agency (Southcoast Health System Obligated Group), Revenue Bonds (Series 2021G), 4.000%, 7/1/2046	229,240
2,000,000		Massachusetts School Building Authority, Subordinated Dedicated Sales Tax Revenue Bonds (Series 2018A), 5.250%, 2/15/2048	2,079,938
3,000,000		Massachusetts State Transportation Fund Revenue, Rail Enhancement Program (Series 2022B), 5.000%, 6/1/2052	3,171,817
		TOTAL	5,480,995
		Michigan—3.4%
1,000,000		Detroit, MI, UT GO Bonds (Series 2020), 5.500%, 4/1/2045	1,050,959
1,500,000		Great Lakes, MI Water Authority (Great Lakes, MI Water Authority Water Supply System), Water Supply System Revenue Refunding Bonds (Series 2024A), 5.000%, 7/1/2034	1,702,611
1,500,000		Michigan State Finance Authority (Great Lakes, MI Water Authority Sewage Disposal System), Revenue Refunding Senior Lien Bonds (Series 2024A), 5.000%, 7/1/2033	1,703,249
570,000		Michigan State Finance Authority (Provident Group - HFH Energy LLC), Act 38 Facilities Senior Revenue Bonds (Series 2024), 5.500%, 2/28/2049	620,735
1,000,000		Michigan State Trunk Line, State Trunk Line Fund Bonds (Series 2023), 5.500%, 11/15/2049	1,120,999
2,000,000		Wayne County, MI Airport Authority, Airport Revenue Bonds (Series 2018D), 5.000%, 12/1/2031	2,083,075
		TOTAL	8,281,628
		Minnesota—2.1%
1,000,000		Minneapolis-St. Paul, MN Metropolitan Airports Commission (Minneapolis-St. Paul International Airport), Subordinate Airport Revenue Bonds (Series 2022B), 5.250%, 1/1/2047	1,046,801
500,000		Minneapolis-St. Paul, MN Metropolitan Airports Commission (Minneapolis-St. Paul International Airport), Subordinate Airport Revenue Bonds (Series 2024B), 5.250%, 1/1/2049	529,259
3,000,000		Minnesota State, UT GO Bonds (Series 2022B), 5.000%, 8/1/2035	3,373,068
		TOTAL	4,949,128
		Mississippi—0.0%
75,000		Mississippi Development Bank (Hinds County, MS), Special Obligation Bonds (Series 2017), 5.000%, 11/1/2026	74,895
		Nebraska—0.9%
2,000,000		Omaha, NE Public Power District, Electric System Revenue Bonds (Series 2024A), 5.500%, 2/1/2049	2,224,690
		Nevada—0.9%
305,000	[2]	Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada CS), Charter School Revenue Bonds (Series 2017A), 5.000%, 7/15/2047	295,839
1,625,000		Nevada State, LT GO Bonds (Series 2023A), 5.000%, 5/1/2042	1,777,687
		TOTAL	2,073,526
		New Hampshire—0.6%
100,000		National Finance Authority, NH (Covanta Energy Corp.), Resource Recovery Revenue Refunding Bonds (Series 2020B), 3.750%, Mandatory Tender 7/2/2040	84,293

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New Hampshire—continued
$1,500,000	National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2051	$ 1,234,220
	TOTAL	1,318,513
	New Jersey—1.7%
155,000	New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), (United States Treasury PRF 6/15/2025@100), 5.250%, 6/15/2040	156,542
665,000	New Jersey EDA (Port Newark Container Terminal LLC), Special Facilities Revenue and Refunding Bonds (Series 2017), 5.000%, 10/1/2047	670,658
850,000	South Jersey Transportation Authority, Transportation System Revenue Bonds (Series 2020A), 5.000%, 11/1/2045	886,841
2,345,000	Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Subordinate Refunding Bonds (Series 2018B), 5.000%, 6/1/2046	2,341,839
	TOTAL	4,055,880
	New Mexico—0.9%
2,175,000	New Mexico State Hospital Equipment Loan Council (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2017A), 5.000%, 8/1/2046	2,213,386
	New York—7.9%
1,000,000	New York City, NY Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds (Series 2022CC-1), 5.000%, 6/15/2052	1,056,056
2,000,000	New York City, NY Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds (Series 2023AA-1), 5.250%, 6/15/2052	2,160,919
1,000,000	New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2023A-1), (Original Issue Yield: 4.360%), 4.000%, 8/1/2048	962,600
2,000,000	New York City, NY, UT GO Bonds (Series 2023A-1), 5.000%, 9/1/2037	2,209,065
1,500,000	New York State Dormitory Authority (New York State Personal Income Tax Revenue Bond Fund), Revenue Refunding Bonds (Series 2022A), 4.000%, 3/15/2049	1,439,764
1,000,000	New York State Dormitory Authority (New York State Sales Tax Revenue Bond Fund), Revenue Bonds (Series 2024B-1), 5.000%, 3/15/2051	1,075,448
1,000,000	New York State Thruway Authority - Personal Income Tax Revenue (New York State Personal Income Tax Revenue Bond Fund), Revenue Bonds (Series 2021A-1), 4.000%, 3/15/2052	953,772
1,000,000	New York Transportation Development Corporation (Delta Air Lines, Inc.), LaGuardia Airport Terminals Special Facilities Revenue Bonds (Series 2023), 6.000%, 4/1/2035	1,113,546
825,000	New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020A), 4.000%, 12/1/2039	784,794
1,500,000	New York Transportation Development Corporation (JFK International Airport New Terminal One Project), Special Facilities Revenue Bonds (Series 2024), 5.500%, 6/30/2060	1,572,414
750,000	Suffolk County, NY Off-Track Betting Corp., Revenue Bonds (Series 2024), (Original Issue Yield: 5.865%), 5.750%, 12/1/2044	774,787
500,000	Triborough Bridge & Tunnel Authority, NY (Triborough Bridge & Tunnel Authority Payroll Mobility Tax), MTA Bridges and Tunnels Payroll Mobility Tax Senior Lien Refunding Bonds (Series 2023A), 4.000%, 11/15/2033	536,265
3,000,000	Triborough Bridge & Tunnel Authority, NY, MTA Bridges and Tunnels Sales Tax Revenue Bonds (Series 2022A), (Original Issue Yield: 4.280%), 4.000%, 5/15/2057	2,888,481
1,500,000	Utility Debt Securitization Authority, NY, Restructuring Bonds (Series 2022TE-1), 5.000%, 12/15/2038	1,687,783
	TOTAL	19,215,694
	North Carolina—3.5%
2,270,000	Charlotte, NC (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2023B), 5.000%, 7/1/2032	2,474,189
2,000,000	Charlotte, NC (Charlotte, NC Water & Sewer System), Water and Sewer System Revenue Bonds (Series 2022A), 5.000%, 7/1/2045	2,164,219
1,890,000	Mecklenburg County, NC, UT GO School Bonds (Series 2022), 5.000%, 9/1/2035	2,127,443
1,500,000	North Carolina State Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Revenue Refunding Bonds (Series 2024), (Assured Guaranty, Inc INS), 5.000%, 1/1/2058	1,574,099
	TOTAL	8,339,950
	Ohio—3.5%
1,680,000	Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), (Original Issue Yield: 5.030%), 5.000%, 2/15/2057	1,681,843
1,500,000	Ohio Air Quality Development Authority (Pratt Paper, LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.500%, 1/15/2048	1,428,097
2,020,000	Ohio State Water Development Authority, Water Development Revenue Bonds (Series 2021), 5.000%, 12/1/2035	2,243,053

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$2,125,000	Ohio State, Highway Capital Improvement GO Bonds (Series 2022), 5.000%, 5/1/2036	$ 2,361,779
750,000	Port of Greater Cincinnati, OH Development Authority (Duke Energy Convention Center), First Subordinate Development Revenue and Refunding Bonds (Series 2024B), 5.000%, 12/1/2053	782,372
	TOTAL	8,497,144
	Oklahoma—0.6%
1,500,000	Oklahoma Development Finance Authority (OU Medicine), Hospital Revenue Bonds (Series 2018B), 5.500%, 8/15/2057	1,523,384
	Oregon—0.7%
1,500,000	Port of Portland, OR Airport, Airport Revenue Bonds (Series Thirty A), 5.250%, 7/1/2054	1,587,218
	Pennsylvania—9.5%
2,000,000	Commonwealth of Pennsylvania, UT GO Bonds (First Series 2022), 5.000%, 10/1/2042	2,183,204
1,500,000	Delaware River Joint Toll Bridge Commission, Revenue Bonds (Series 2017), 5.000%, 7/1/2042	1,539,289
1,000,000	Moon, PA School District, GO Bonds (Series 2024B), (Original Issue Yield: 4.100%), (Pennsylvania School District Intercept Program GTD), 4.000%, 11/15/2049	938,045
2,000,000	Northampton County, PA General Purpose Authority (St. Luke’s University Health Network), Hospital Revenue Bonds (Series 2018A), (Original Issue Yield: 4.090%), 4.000%, 8/15/2048	1,825,656
2,000,000	Pennsylvania Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.000%, 12/31/2034	2,024,813
1,250,000	Pennsylvania Economic Development Financing Authority (The Penndot Major Bridges Package One Project), Revenue Bonds (Series 2022), (Assured Guaranty Inc. GTD), 5.750%, 12/31/2062	1,351,314
1,000,000	Pennsylvania Economic Development Financing Authority (The Penndot Major Bridges Package One Project), Revenue Bonds (Series 2022), (Original Issue Yield: 5.080%), 6.000%, 6/30/2061	1,089,250
2,000,000	Pennsylvania State Economic Development Financing Authority (UPMC Health System), Revenue Bonds (Series 2023A-2), 4.000%, 5/15/2048	1,902,430
2,000,000	Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University Obligated Group), Revenue Bonds (Series 2024B-1), (Assured Guaranty Inc. INS), 5.000%, 11/1/2051	2,105,187
2,000,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania Health System), 4.000%, 8/15/2042	1,950,249
1,000,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania), Revenue Bonds (Series 2018A), 5.000%, 2/15/2048	1,027,887
1,000,000	Philadelphia, PA Gas Works, Gas Works Revenue Bonds (Seventeenth Series A), 5.250%, 8/1/2049	1,079,463
1,595,000	Philadelphia, PA School District, LT GO Bonds (Series 2023B), (Pennsylvania School District Intercept Program GTD), 5.000%, 9/1/2033	1,764,209
2,000,000	Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2038	2,117,215
	TOTAL	22,898,211
	Puerto Rico—3.2%
1,000,000	Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2037	964,335
2,000,000	Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2046	1,857,278
5,000,000	Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	4,981,302
	TOTAL	7,802,915
	South Carolina—0.6%
1,500,000	South Carolina Jobs-EDA (Prisma Health Obligated Group), Hospital Revenue Bonds (Series 2018A), 5.000%, 5/1/2048	1,519,027
	Tennessee—2.7%
1,000,000	Metropolitan Government Nashville & Davidson County, TN (Vanderbilt University), Educational Facilities Revenue Refunding and Improvement Bonds (Series 2024), 5.000%, 10/1/2054	1,079,066
2,000,000	Metropolitan Government Nashville & Davidson County, TN, UT GO Improvement Bonds (Series 2022A), 5.000%, 1/1/2034	2,231,663
1,335,000	Metropolitan Government of Nashville & Davidson County, TN Health & Educational Facilities Board (Vanderbilt University Medical Center), Revenue Bonds (Series 2016A), 5.000%, 7/1/2046	1,346,902
2,000,000	Metropolitan Nashville Tennessee Airport Authority, Subordinate Airport Revenue Bonds (Series 2019B), 4.000%, 7/1/2054	1,837,217
	TOTAL	6,494,848
	Texas—11.1%
3,000,000	Austin, TX Electric Utility System, Electric Utility System Revenue Refunding and Improvement Bonds (Series 2023), 5.000%, 11/15/2039	3,315,802
2,000,000	Dallas, TX Area Rapid Transit, Senior Lien Sales Tax Revenue Improvement and Refunding Bonds (Series 2021B), 4.000%, 12/1/2051	1,883,944
1,000,000	Dallas, TX, UT GO Refunding and Improvement Bonds (Series 2024C), 5.000%, 2/15/2032	1,116,869

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$1,800,000		Dallas-Fort Worth, TX (Dallas-Fort Worth, TX International Airport), Joint Revenue Refunding Bonds (Series 2022B), 4.000%, 11/1/2045	$ 1,763,937
3,000,000		Hutto, TX Independent School District, UT GO School Building Bonds (Series 2023), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/1/2048	3,214,507
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2020A), 5.000%, 5/15/2045	1,039,092
500,000		North Texas Tollway Authority (North Texas Tollway System), First Tier Revenue Refunding Bonds (Series 2022), 5.250%, 1/1/2038	555,269
1,000,000		Plano, TX Independent School District, UT GO School Building Bonds (Series 2023), 5.000%, 2/15/2038	1,098,760
2,500,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (New Series 2024E), 5.250%, 2/1/2049	2,734,434
1,430,000		San Antonio, TX Independent School District, UT GO School Building Bonds (Series 2022), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/15/2052	1,512,489
2,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Christus Health System), Revenue Bonds (Series 2024A), 5.000%, 7/1/2032	2,224,361
2,030,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), (Bank of America Corp. GTD), 5.250%, 12/15/2026	2,080,119
1,000,000		Texas Private Activity Bonds Surface Transportation Corporation (NTE Mobility Partners Segments 3, LLC), Senior Lien Revenue Refunding Bonds (Series 2023), 5.375%, 6/30/2039	1,067,933
1,000,000		Texas Private Activity Bonds Surface Transportation Corporation (NTE Mobility Partners, LLC), Senior Lien Revenue Bonds (Series 2023), 5.500%, 12/31/2058	1,068,650
1,000,000		Texas State Transportation Commission (Central Texas Turnpike System), Second Tier Revenue Refunding Bonds (Series 2024-C), 5.000%, 8/15/2034	1,129,109
1,000,000		Texas State University System, Revenue Financing System Revenue and Refunding Bonds (Series 2024), 5.250%, 3/15/2054	1,079,305
		TOTAL	26,884,580
		Utah—0.4%
1,000,000		Salt Lake City, UT (Salt Lake City, UT International Airport), Airport Revenue Bonds (Series 2023A), 5.250%, 7/1/2048	1,057,848
		Virginia—0.9%
2,000,000		Loudoun County, VA, UT GO Public Improvement Bonds (Series 2022A), 4.000%, 12/1/2036	2,065,673
		Washington—1.7%
2,070,000	[2]	Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2020A), 5.000%, 1/1/2041	2,045,761
2,000,000		Washington State, UT GO Bonds (Series 2025A), 5.000%, 8/1/2049	2,160,544
		TOTAL	4,206,305
		West Virginia—0.2%
500,000		West Virginia State Hospital Finance Authority (Vandalia Health), Hospital Refunding and Improvement Revenue Bonds (Series 2023B), 6.000%, 9/1/2053	555,807
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $240,602,450)	238,639,187
	[1]	SHORT-TERM MUNICIPALS—0.4%
		Illinois—0.4%
1,000,000		Chicago, IL O’Hare International Airport, (Series 2023-XF1457) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.500%, 1/2/2025 (IDENTIFIED COST $1,000,000)	1,000,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $1,000,000)	1,000,000
		TOTAL INVESTMENT IN SECURITIES—99.0% (IDENTIFIED COST $241,602,450)	239,639,187
		OTHER ASSETS AND LIABILITIES - NET—1.0%[3]	2,443,033
		TOTAL NET ASSETS—100%	$242,082,220

Securities that are subject to the federal alternative minimum tax (AMT) represent 15.9% of the Fund’s portfolio as calculated based upon total market value.
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2024, these restricted securities amounted to $3,588,024, which represented 1.4% of total net assets.

Additional information on restricted securities held at December 31, 2024, is as follows:
Security	Acquisition Date	Cost	Value
California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2056	5/27/2021	$347,370	$302,146
Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada CS), Charter School Revenue Bonds (Series 2017A), 5.000%, 7/15/2047	8/31/2017	$305,599	$295,839
Florida Development Finance Corp. (Glenridge on Palmer Ranch), Senior Living Revenue and Refunding Bonds (Series 2021), 5.000%, 6/1/2051	5/13/2021	$1,077,332	$944,278
Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2020A), 5.000%, 1/1/2041	1/14/2021	$2,144,812	$2,045,761

3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of December 31, 2024, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
COPs	—Certificates of Participation
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LT	—Limited Tax
PRF	—Pre-refunded
SIFMA	—Securities Industry and Financial Markets Association
SOFR	—Secured Overnight Financing Rate
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes